Earnings/ (Loss) per Common Share	12 Months Ended
Dec. 31, 2014
Earnings/ (Loss) per Common Share
EARNINGS/ (LOSS) PER COMMON SHARE
NOTE 22: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/ (Loss) per share is calculated by dividing net income/ (loss) attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

Net income / (loss) for the years ended December 31, 2014, 2013 and 2012 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares and for the undistributed loss that is attributable to Series C preferred stock. Net income / (loss) for the years ended December 31, 2014 and 2013 was also adjusted for the dividends on Series D Preferred Shares and for the dividend declared on Restricted shares.

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Numerator:
Net income / (loss)	$13,047	$(58,592)	$(3,798)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(642)	(91)	—
Dividend declared on restricted shares	(385)	(105)	—
Undistributed (income)/ loss attributable to Series C participating preferred shares	(541)	3,206	622

Income / (loss) attributable to common stockholders	$11,371	$(55,690)	$(3,284)
Undistributed income/ (loss) attributable to Series C participating preferred shares	541	—	—
Net income/ (loss) attributable to common stockholders, diluted	11,912	(55,690)	(3,284)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	147,606,448	98,085,189	40,517,413
Series A preferred stock	1,200,000	—	—
Series C preferred stock	7,676,000	—	—
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	156,482,448	98,085,189	40,517,413

Basic net income / (loss) per share	$0.08	$(0.57)	$(0.08)
Diluted net income / (loss) per share	$0.08	$(0.57)	$(0.08)

Potential common shares of 4,830,286 for the year ended December 31, 2014 (which include Series B and Series D Preferred Stock, restricted stock and stock options), 14,406,286 for the year ended December 31, 2013 (which include Series A, Series B, Series C and Series D Preferred Stock, restricted stock and stock options) and 9,949,143 for the year ended December 31, 2012 (which include Series A, Series B, Series C and Series D Preferred Stock) have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted income/ (loss) per share.